SHORT-TERM LOANS (Tables)	6 Months Ended
Jun. 30, 2021
SHORT-TERM LOANS
Schedule of short-term loans

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Short-term loans	—	136,299	21,110
Total	—	136,299	21,110

	As of	As of	As of
	December 31,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	US$

Secured		131,299	20,336
Unsecured	—	5,000	774
Total	—	136,299	21,110